Investments - Available For Sale Short Term Investments by Major Security Type (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Debt Securities, Available-for-sale [Line Items]
Cost Total	$ 1,730
Fair Value Total	1,730
Less than 1 year	500
1 to 5 years	1,230
Term deposits
Debt Securities, Available-for-sale [Line Items]
Cost Total	1,730
Fair Value Total	1,730
Less than 1 year	500
1 to 5 years	$ 1,230